BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Remuneration of key management personnel (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Salaries and other short-term employee benefits	₺ 310,105	₺ 63,165	₺ 36,445
Cash-settled share based payments	121,200
Equity-settled share based payments	₺ 85,300